Summary of significant accounting policies (Details 3) - Argentina Consumer Price [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Level of price index	578.87	384.01	284.14
Price index movements	50.0	35.5	54.2